PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

11. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
		(in thousands)	(Note 3)
Computers and equipment	270,992	175,244	24,008
Office furniture and fixtures	1,652	1,592	218
Motor vehicles	3,436	3,667	502
Software	10,542	10,542	1,445
Less: accumulated depreciation and amortization	(192,293)	(174,496)	(23,906)
Net book value	94,329	16,549	2,267

Depreciation and amortization expenses for the years ended December 31, 2022, 2023 and 2024 amounted to RMB91.4 million, RMB86.9 million, and RMB61.5 million (US$8.4 million), respectively. The depreciation and amortization expenses included in cost of revenues are RMB45.4 million, RMB69.4 million, and RMB19.9 million (US$2.7 million) for the years ended December 31, 2022, 2023, and 2024,respectively, and the depreciation and amortization expenses included in general and administrative expense are RMB46.0 million, RMB17.5 million, and RMB41.6 million (US$5.7 million) for the years ended December 31, 2022, 2023, and 2024, respectively. The Group has recorded a gain on disposal of property, equipment, and software amounting to RMB8.8 million and RMB50,000 as other income, net for the years ended December 31, 2022, 2023, respectively. The Group has recorded a loss on disposal of property, equipment, and software amounting to RMB7.3 million (US$1.0 million), net for the year ended December 31, 2024. The Group has recorded impairment loss of equipment of RMB176.9 million, RMB161.0 million, and RMB6.5 million (US$0.9 million) for the years ended December 31, 2022, 2023 and 2024, respectively. In the property, equipment, and software, net, there was a generator set as collateral, which guaranteed Montcompute’s loan on or prior to the deconsolidation date of Montcompute. The Group lost its controlling interest in Montcompute effective on July 31, 2024, and Montcompute’s financial statements has been deconsolidated accordingly.